Borrowings (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Current
Term bank loans (Refer note below)	[1],[2],[3],[4],[5]	₨ 1,740,076		₨ 1,392,738
Other working capital facilities (Refer note below)	[6],[7],[8],[9],[10],[11],[12],[13]	3,367,962		4,868,255
Borrowings from others (Refer note below)	[14],[15],[16]	602,317		850,076
Current borrowings and current portion of non-current borrowings		5,710,355		7,111,069
Non current [abstract]
Term bank loans (Refer note below)	[1],[2],[3],[4],[5]	9,874,545		4,139,500
Borrowings from others (Refer note below)	[14],[15],[16]	3,943,089		3,629,622
Non-current portion of non-current borrowings		₨ 13,817,634	$ 168,063	₨ 7,769,122

[1]	Of the above, facilities amounting to ₹ 1,635 Million (Previous Year : ₹ Nil) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Noida DC Project.
[2]	Of the above, facilities amounting to ₹ 2,804 Million (Previous Year : ₹ Nil) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Rabale T5 DC Project.
[3]	Of the above, facilities amounting to ₹ 747 Million (Previous Year : ₹ Nil) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Chennai DC Project.
[4]	Of total term loan balance ₹ 3,867 Million (previous year ₹ 4,282 Million) is primarily secured by charge on movable fixed assets funded by term loan and also secured by project receivables. Of the total term loan balance, an amount of ₹ 306 Million (previous year ₹ 721 Million) including current maturity is primarily secured against the specific project receivables of the company and ₹ 2,509 Million (previous year ₹ 331 Million) is secured by moveable fixed assets funded out of Term Loan. Of the total term loan balance, an amount of ₹ 1,000 Million (previous year ₹ Nil) is also primarily secured by the charge on immovable fixed assets, both present and future (except the assets exclusively charged to other lenders) with Second pari-passu charge on entire current assets of the Borrower, including trade/ bills receivables, book debts, etc. both present & future, excluding the Cash margin lien marked or Current Assets specifically funded by other lenders.
[5]	The above facilities amounting to ₹ 732 Million (previous year ₹ 591 Million), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.
[6]	In addition to the above, out of these loans repayable on demand from banks, (i) exposure amounting to ₹ 2,586 Million (previous year ₹ 2,222 Million) is secured collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Company, both present and future. (ii) exposure amounting to ₹ 1,334 Million (previous year ₹ 1,072) is secured collaterally by way of equitable mortgage over the properties at Tidel Park, Chennai, Vashi 6th floor, Vile Parle at Mumbai. (iii) exposure amounting to ₹ 470 Million (previous year ₹ 680 Million) is collaterally secured by equitable mortgage over the land and building at Noida and also covered by WDV of specific movable fixed assets funded out of their Term loan (since closed) at Noida Data Center, Uttar Pradesh. (iv) the exposure amounting to ₹ 876 Million (previous year ₹ 950 Million) is collaterally secured by equitable mortgage over the Vashi 5th floor property at Mumbai.
[7]	Of fhe above, facilities amounting to ₹ Nil (previous year ₹ 250 Million) are primarily secured by way of pari-passu charge on current assets of the Company, both present and future.
[8]	Of the above, facilities amounting to ₹ 1,659 Million (Previous Year : ₹ 1,655 Million), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.
[9]	Of the above, facilities amounting to ₹ 374 Million (previous year ₹ 400 Million) are secured by way of pari-passu charge on current assets. Out of which ₹ 25 Million (previous year ₹ 400 Million) has first pari-passu charge on unencumbered movable fixed assets of the Company.
[10]	The Company has adjusted the processing charges paid with respect to borrowings from borrowings from banks ₹ 185 Million (Previous year ₹ 114 Million)
[11]	The loans in the nature of Buyers Credit bear interest rate 0.67%p.a to 1.10%p.a (previous year 0.79%p.a to 1.73%p.a).
[12]	These bear interest rate ranging from 8.3%p.a to 10.50%p.a (Previous Year: 8.3%p.a to 10.50%p.a) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments.
[13]	These working capital facilities bear interest ranging from5.4% p.a. to 9.30%p.a. [Previous year: 5.4% p.a. to 9.45% p.a.] and these facilities are subject to renewal annually.
[14]	During the financial year 2021-22, Kotak Special Situations Fund (KSSF) subscribed to 2,00,00,000 (two crore) Series 1 Compulsorily Convertible Debentures (CCDs) with face value of ₹ 100 each amounting to ₹ 2,000 Million and 1% of 2,00,00,000 (two crore) Series 2 Compulsorily Convertible Debentures (CCD) with face value of ₹ 100 each amounting to ₹ 200. During the year under review, Kotak Special Situations Fund (KSSF) subscribed to additional 1,98,00,000 Series 2 Compulsorily Convertible Debentures (CCD) with face value of ₹100 each amounting to ₹ 1,980 Million. Further, the Company has the option and right to require KSSF to acquire additional compulsory convertible debentures of the Company (“Additional CCDs”) in one or more tranches during FY 2023, FY 2024, FY 2025 or by October 1, 2026 for up to an aggregate subscription amount of ₹ 6,000 Million. The CCDs are secured by secondary charge over identified movable assets of Data Center facility. These CCD's carry a coupon rate of 6%p.a payable half-yearly. The Tranche - I, CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio is decided based on the equity valuation as at March 31, 2023 as 0.8135. Since the fixed to fixed test is satisfied as per Ind AS 32 the above CCDs are presented as Equity (refer note 16a)
[15]	The company has entered into External Commercial Borrowing (ECB) facility agreement for $ 5 Million and drawn down $ 5 Million out of sanctioned loan and repaid $ 0.05 Million in FY 2021-22 and $ 0.1 Million in FY 2022-23. The Company has also entered into agreement for currency swap (from USD to INR) to fully hedge foreign currency exposure towards principal repayment and interest rate swap from floating to fixed.
[16]	The term loans bear interest rate ranging from 7.20%p.a to 10.84%p.a repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases.